Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2022
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1],[2]
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1],[2]
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Gloriuship
Date of delivery	Nov. 03, 2015
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Geniuship
Date of delivery	Oct. 13, 2015
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Leadership
Date of delivery	Mar. 19, 2015
Date of sale/disposal	Sep. 30, 2021
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Premiership
Date of delivery	Sep. 11, 2015
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2],[3]
Vessel name	Gladiatorship
Date of delivery	Sep. 29, 2015
Date of sale/disposal	Oct. 11, 2018
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0	[2]
Vessel name	Squireship
Date of delivery	Nov. 10, 2015
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0	[2],[4]
Vessel name	Knightship
Date of delivery	Dec. 13, 2016
Date of sale/disposal	Jun. 29, 2018
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0	[2]
Vessel name	Lordship
Date of delivery	Nov. 30, 2016
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1	[2]
Vessel name	Partnership
Date of delivery	May 31, 2017
Date of sale/disposal	Mar. 09, 2022
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1	[2],[3],[5]
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D8	[2],[3]
Vessel name	Bremen Max
Date of delivery	Sep. 11, 2008
Date of sale/disposal	Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D8	[2],[3]
Vessel name	Hamburg Max
Date of delivery	Sep. 25, 2008
Date of sale/disposal	Mar. 10, 2014
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D0	[2]
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	K3	[1],[6]
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D8	[6]
Vessel name	Clipper Glory
Date of delivery	May 21, 2010
Date of sale/disposal	Dec. 04, 2012
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D8	[6]
Vessel name	Clipper Glory
Date of delivery	May 21, 2010
Date of sale/disposal	Oct. 15, 2012
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Fellowship
Date of delivery	Nov. 22, 2018
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2],[4]
Vessel name	Championship
Date of delivery	Nov. 07, 2018
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0	[2]
Vessel name	Goodship
Date of delivery	Aug. 07, 2020
Partner Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Partnership
Date of delivery	Mar. 09, 2022
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2],[4]
Vessel name	Flagship
Date of delivery	May 06, 2021
Date of sale/disposal	May 11, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0	[2],[4]
Vessel name	Hellasship
Date of delivery	May 06, 2021
Date of sale/disposal	Jun. 28, 2021
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2],[4]
Vessel name	Patriotship
Date of delivery	Jun. 01, 2021
Date of sale/disposal	Jun. 28, 2021
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Tradership
Date of delivery	Jun. 09, 2021
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Worldship
Date of delivery	Aug. 30, 2021
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0	[2]
Vessel name	Friendship
Date of delivery	Jul. 27, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Dukeship
Date of delivery	Nov. 26, 2021
Honor Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Vessel name	Honorship
Date of delivery	Jun. 27, 2022
United Maritime Corporation [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]

[1]	Management companies
[2]	Subsidiaries wholly owned
[3]	Dormant companies
[4]	Bareboat charterers
[5]	Chartering services company
[6]	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)